DOLLAR [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dollar | DOLLAR
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	3.14% [1]	3.36% [1]

[1]	A portion of the Fund’s total return was attributable to a special income distribution that took place on December 12, 2018.